Segment reporting - Geographical information (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Geographic information
Revenue	$ 237,110	$ 36,917
Capital assets	503,898	303,151	$ 72,455
North America
Geographic information
Revenue	78,853	36,618
Capital assets	471,391	296,438
Europe
Geographic information
Revenue	154,163	299
Capital assets	25,817	$ 6,713
Latin America
Geographic information
Revenue	4,094
Capital assets	3,758
Africa
Geographic information
Capital assets	$ 2,932